Segment financial information	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Segment financial information
NOTE 6. SEGMENT FINANCIAL INFORMATION
PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. As of June 30, 2021, PEMEX’s operations were conducted through five business segments: Exploration and Production, Industrial Transformation, Logistics, the Trading Companies and Corporate and Other Operating Subsidiary Companies. Until December 31, 2020, PEMEX’s operations were also conducted through an additional business segment, Fertilizers (merged into the Industrial Transformation segment as of January 1, 2021). Due to PEMEX’s structure, there are significant amounts of inter-segment sales among the reporting segments, which are made at internal transfer prices established by PEMEX that are intended to reflect international market prices.
The primary sources of revenue for PEMEX’s business segments are as described below:

•
The exploration and production segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Crude oil export sales are made through the agent subsidiary company PMI CIM, to 17 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to Pemex Industrial Transformation.

•
The industrial transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the
Comisión Federal de Electricidad
(Federal Eletricity Commission, or “CFE”) and a significant portion of jet fuel produced to the
Aeropuertos y Servicios Auxiliares
(Airports and Auxiliary Services Agency). The refining segment’s most important products are different types of gasoline and diesel.

The industrial transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics and derivatives.

•
The logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.

•
The fertilizers segment earns revenues from trading ammonia, fertilizers and its derivatives, mostly in the domestic market. This entity was merged into the Industrial Transformation segment as of January 1, 2021.

•
The trading companies segment, which consist of PMI CIM, PMI NASA, PMI Trading and MGAS (the “Trading Companies”), earns revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.

•
The segment related to corporate and other operating Subsidiary Companies provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance
services to PEMEX’s entities and companies.

The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. As a result, the line items presented below may not total. The columns before intersegment eliminations include unconsolidated figures. These reporting segments are those which PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/ for the six -month period ended June 30, 202 1	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total

Sales:
Trade	Ps.	206,706,617	318,437,410	—	132,581,557	5,199,561	—	662,925,145
Intersegment		200,919,297	76,375,499	40,891,703	176,130,213	43,255,866	(537,572,578)	—
Services income		42,762	174,569	1,407,366	431,703	7,327	—	2,063,727
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		28,192,228	3,890,372	109,860	—	—	—	32,192,460
Cost of sales		202,361,364	431,665,030	22,060,617	297,963,237	16,067,440	(506,278,968)	463,838,720

Gross income (loss)		233,499,540	(32,787,180)	20,348,312	11,180,236	32,395,314	(31,293,610)	233,342,612
Distribution, transportation and sales expenses		167,743	7,764,429	98,483	742,884	56,422	(1,916,209)	6,913,752
Administrative expenses		26,153,766	24,650,353	7,868,371	779,982	37,135,549	(29,337,666)	67,250,355
Other revenue		1,378,180	2,660,105	69,256	156,327	1,219,546	—	5,483,414
Other expense s		(1,041,832)	(109,792)	169,574	(4,738)	(14,220)	45,191	(955,817)

Operating income (loss)		207,514,379	(62,651,649)	12,620,288	9,808,959	(3,591,331)	5,456	163,706,102
Financing income		37,893,946	205,019	2,921,438	167,642	70,898,926	(96,865,969)	15,221,002
Financing cost		(64,308,499)	(7,573,113)	(199,573)	(950,928)	(97,991,470)	96,860,515	(74,163,068)
Derivative financial instruments (cost) income, net		(8,422,174)	(5,942)	—	(1,154,363)	(2,775,369)	—	(12,357,848)
Foreign exchange gain (loss), net		22,864,530	(131,264)	61,832	(122,546)	923,401	—	23,595,953
(Loss) profit sharing in joint ventures and associates		(192,518)	(19,521)	(2)	(1,156,698)	5,539,878	(7,379,423)	(3,208,284)
Taxes, duties and other		135,551,525	—	637,450	618,669	(1,020,423)	—	135,787,221

Net (loss) income	Ps.	59,798,139	(70,176,470)	14,766,533	5,973,397	(25,975,542)	(7,379,421)	(22,993,364)

Total current assets	Ps.	929,907,879	184,344,445	191,503,918	211,632,518	1,075,450,065	(2,181,659,132)	411,179,693
Total non-current assets		883,293,718	386,391,522	156,491,044	38,663,651	895,172,990	(734,172,640)	1,625,840,285
Total current liabilities		477,657,736	553,633,258	42,220,288	165,948,402	1,812,699,805	(2,179,581,043)	872,578,446
Total non-current liabilities		2,207,242,912	624,006,831	72,099,089	237,352	2,073,051,508	(1,738,936,203)	3,237,701,489
Equity (deficit), net		(871,699,051)	(606,904,122)	233,675,585	84,110,415	(1,915,128,258)	1,002,685,474	(2,073,259,957)
Depreciation and amortization		56,428,366	7,512,553	2,780,632	124,117	1,352,199	—	68,197,867
Depreciation of rights of use		186,344	2,029,953	372,305	482,173	397,184	—	3,467,959
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		16,503,105	23,989,048	3,854,837	—	14,760,558	—	59,107,548

As of/ for the three-month period ended June 30, 2021	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	112,143,204	161,510,111	—	69,363,611	3,303,411	—	346,320,337
Intersegment		99,561,700	40,431,438	21,406,880	94,335,188	16,629,872	(272,365,078)	—
Services income		26,329	129,689	739,964	192,751	26,645	—	1,115,378
(Impairment) of wells, pipelines, properties, plant and equipment, net		(13,733,070)	(704,252)	—	—	—	—	(14,437,322)
Cost of sales		113,559,192	216,887,135	11,432,901	156,847,516	9,550,404	(262,890,696)	245,386,452

Gross income (loss)		84,438,971	(15,520,149)	10,713,943	7,044,034	10,409,524	(9,474,382)	87,611,941
Distribution, transportation and sales expenses		89,816	4,259,392	32,601	361,672	77,399	(1,005,040)	3,815,840
Administrative expenses		8,975,254	11,975,691	1,716,339	418,163	19,026,881	(8,411,951)	33,700,377
Other revenue		740,426	1,923,834	47,177	85,863	143,677	—	2,940,977
Other expenses		(805,255)	(69,033)	85,282	(3,148)	(5,492)	59,112	(738,534)

Operating income (loss)		75,309,072	(29,900,431)	9,097,462	6,346,914	(8,556,571)	1,721	52,298,167
Financing income		16,538,988	94,789	1,384,779	91,436	34,134,997	(47,346,085)	4,898,904
Financing cost		(31,001,258)	(3,980,924)	(116,439)	(479,137)	(48,879,404)	47,344,363	(37,112,799)
Derivative financial instruments (cost) income, net		3,088,752	2,168	—	(736,998)	(4,779,769)	—	(2,425,847)
Foreign exchange gain (loss), net		71,050,692	4,374,952	218,953	(101,760)	4,657,551	—	80,200,388
(Loss) profit sharing in joint ventures and associates		(107,859)	184,185	18	907,020	49,006,481	(51,356,038)	(1,366,193)
Taxes, duties and other		74,334,821	—	(809,143)	(405,257)	9,007,967		82,128,388

Net income (loss)	Ps.	60,543,566	(29,225,261)	11,393,916	6,432,732	16,575,318	(51,356,039)	14,364,232

Depreciation and amortization		32,302,418	3,850,452	1,121,390	65,864	674,408	—	38,014,532
Depreciation of rights of use		108,904	1,014,977	571,020	236,051	345,628	—	2,276,580
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		8,952,586	12,786,223	2,374,865	—	7,970,763	—	32,084,437

As of/ for the six -month period ended June 30, 2020	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	140,600,291	247,044,887	—	71,666,720	4,071,051	—	463,382,949
Intersegment		109,739,595	37,301,471	43,755,291	146,707,221	60,486,083	(397,989,661)	—
Services income		65,632	60,488	2,219,276	47,722	27,108	—	2,420,226
Reversal of impairment (Impairment) of wells, pipelines, properties, plant and equipment, net		10,633,701	(2,709,125)	—	—	—	—	7,924,576
Cost of sales		168,268,001	326,164,193	19,184,795	214,808,734	14,197,416	(346,423,881)	396,199,258

Gross income (loss)		92,771,218	(44,466,472)	26,789,772	3,612,929	50,386,826	(51,565,780)	77,528,493
Distribution, transportation and sales expenses		81,187	9,704,583	81,861	597,693	142,619	(2,039,527)	8,568,416
Administrative expenses		43,554,497	29,569,178	9,041,895	1,045,114	38,979,264	(49,314,702)	72,875,246
Other revenue		609,026	1,951,828	143,572	261,585	3,268,875	—	6,234,886
Other expenses		(1,558,017)	(45,550)	(10,339)	(163,863)	(129,705)	203,397	(1,704,077)

Operating income (loss)		48,186,543	(81,833,955)	17,799,249	2,067,844	14,404,113	(8,154)	615,640
Financing income		37,023,438	259,692	1,236,074	159,966	91,989,346	(121,416,380)	9,252,136
Financing cost		(96,330,084)	(5,800,178)	(198,591)	(430,597)	(115,506,582)	121,424,533	(96,841,499)
Derivative financial instruments (cost) income, net		(13,879,389)	(12,805)	—	(592,059)	(536,327)	—	(15,020,580)
Foreign exchange (loss), net		(369,425,793)	(27,905,896)	(780,239)	(647,165)	(20,901,822)	—	(419,660,915)
Profit (loss) sharing in joint ventures and associates		2,325	(2,706,684)	(1,152)	(1,047,613)	(583,346,129)	586,288,629	(810,624)
Taxes, duties and other		72,310,729	—	4,442,883	4,394,878	2,972,991	—	84,121,481

Net (loss) income	Ps.	(466,733,689)	(117,999,826)	13,612,458	(4,884,502)	(616,870,392)	586,288,628	(606,587,323)

Total current assets	Ps.	950,698,400	262,193,199	8,029,413	117,541,969	865,029,183	(1,908,828,771)	294,663,393
Total non-current assets		763,623,170	549,353,774	3,303,103	48,591,499	871,553,065	(662,583,727)	1,573,840,884
Total current liabilities		386,991,882	322,090,395	14,531,641	77,635,378	1,667,499,324	(1,905,883,147)	562,865,473
Total non-current liabilities		2,643,771,581	786,030,467	6,488,779	2,711,596	2,497,808,346	(2,099,794,462)	3,837,016,307
Equity (deficit), net		(1,316,441,893)	(296,573,889)	(9,687,904)	85,786,494	(2,428,725,422)	1,434,265,111	(2,531,377,503)
Depreciation and amortization		50,491,080	9,664,356	2,894,992	158,778	1,115,569	—	64,324,775
Depreciation of rights of use		163,778	2,474,242	110,008	576,304	367,214	—	3,691,546
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		17,895,613	29,833,798	331,646	—	16,377,306	—	64,438,363

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transf
o
rmation segment
.

As of/ for the three -month period ended June 30, 2020	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	50,026,945	93,574,325	—	34,454,780	2,403,893	—	180,459,943
Intersegment		44,080,306	17,011,525	21,153,047	41,301,527	38,398,713	(161,945,118)	—
Services income		47,065	31,886	1,057,687	26,002	70,478	—	1,233,118
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(11,339,187)	(7,054,769)	—	2,366	—	—	(18,391,590)
Cost of sales		81,839,627	113,625,300	10,829,157	66,646,434	4,716,582	(124,517,398)	153,139,702

Gross income (loss)		975,502	(10,062,333)	11,381,577	9,138,241	36,156,502	(37,427,720)	10,161,769
Distribution, transportation and sales expenses		37,445	6,135,956	(36,315)	305,232	76,675	(1,344,316)	5,174,677
Administrative expenses		29,204,734	17,745,256	6,067,358	516,893	20,586,668	(36,148,605)	37,972,304
Other revenue		469,813	576,430	114,915	104,799	2,088,388	—	3,354,345
Other expenses		248,412	(2,508)	(1,892)	(132,053)	3,334	(69,213)	46,080

Operating (loss) income		(27,548,452)	(33,369,623)	5,463,557	8,288,862	17,584,881	(4,012)	(29,584,787)
Financing income		16,539,597	125,405	672,494	75,217	40,877,726	(54,736,880)	3,553,559
Financing cost		(41,333,547)	(3,357,297)	(128,838)	(149,676)	(53,710,522)	54,740,895	(43,938,985)
Derivative financial instruments (cost) income, net		13,199,179	7,172	—	(2,613,030)	(9,960,931)	—	632,390
Foreign exchange gain (loss), net		43,946,023	2,700,681	289,687	(75,472)	2,684,515		49,545,434
Profit (loss) sharing in joint ventures and associates		178	98,592	(6,621)	542,203	(36,829,544)	35,276,125	(919,067)
Taxes, duties and other		14,768,900	—	3,410,564	2,538,280	2,907,501	—	23,625,245

Net (loss) income	Ps.	(9,965,922)	(33,795,070)	2,879,715	3,529,824	(42,261,376)	35,276,128	(44,336,701)

Depreciation and amortization		23,075,460	5,048,330	1,456,697	79,407	552,681	—	30,212,575
Depreciation of rights of use		(57,421)	1,234,920	84,093	251,880	186,527	—	1,699,999
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		9,539,926	16,701,294	271,371	—	9,839,376	—	36,351,967

(1)
On January 1, 2021, Pemex Fertilizers

was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment
.

As of/ for the year ended December 31, 2020	Exploration and Production	Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	Ps.937,017,021	155,514,025	166,202,857	168,261,357	906,149,787	(2,003,285,308)	329,859,739
Total non-current assets	884,741,960	331,853,787	167,498,268	40,084,813	750,322,623	(575,873,262)	1,598,628,189
Total current liabilities	464,163,895	405,696,477	39,568,364	129,161,357	1,734,633,918	(2,000,813,940)	772,410,071
Total non-current liabilities	2,363,252,154	714,743,134	90,624,955	1,121,488	2,218,921,311	(1,827,858,155)	3,560,804,887
Equity (deficit), net	(1,005,657,068)	(633,071,799)	203,507,806	78,063,325	(2,297,082,819)	1,249,513,525	(2,404,727,030)
Depreciation and amortization	101,126,295	19,744,860	5,917,668	317,241	2,525,756	—	129,631,820
Depreciation of rights of use	313,008	4,715,238	460,957	992,148	747,880	—	7,229,231
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	35,356,366	51,845,677	8,927,651	(1,156)	32,680,002	—	128,808,540

(1)
On January 1, 2021, Pemex Fertilizers was m
e
rged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.